Putnam
Tax Exempt
Money Market
Fund

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Once again, our steadfast commitment to superior quality, diversification, capital preservation, and current tax-free income produced positive results during the semiannual period. In fact, in the aftermath of the Asian financial crisis, many investors rediscovered the virtues of this conservative approach and our assets under management continued to grow."
                                    --  Brian S. Torpey, manager
                                        Putnam Tax Exempt Money Market Fund


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

15 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

The financial troubles in Asia continued to dominate the capital markets during the first half of Putnam Tax Exempt Money Market Fund's fiscal year, pushing aside worries that the continued strength in the U.S. economy would have inflationary implications. The rush of funds to the relative safety of the U.S. bond market did push yields on most bonds, including municipals, lower -- and their prices higher.

The Federal Reserve Board kept close watch on these events as you might expect. But in the end, the Fed remained on the sidelines, apparently content that the economic engine was still sufficiently under control.

In this environment, Fund Manager Brian Torpey continued to focus on maintaining capital preservation, superior credit quality, and liquidity, regardless of market conditions. In the following report, Brian discusses his strategy during the six months ended March 31, 1998, and looks at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Manager
Brian S. Torpey

With the U.S. economic engine continuing to steam ahead and inflation remaining low, Putnam Tax Exempt Money Market Fund's semiannual period ended March 31, 1998, brought few changes for money market investors. Once again, your fund delivered a competitive total return while maintaining a stable $1.00 share price as its ongoing focus on superior quality, preservation of capital, and current tax-free income continued to prove successful.

* ECONOMIC GROWTH CONTINUES; INFLATION REMAINS AT BAY

Despite concerns about fallout from the Asian financial crisis, the U.S. economy maintained a rather heady pace of expansion during the past six months. Indeed, U.S. economic data did not experience substantial negative consequences from the Asian tsunami as weaker demand in Asia pushed down worldwide commodities prices and long-term interest rates.

Isolated Asian-related pressures notwithstanding, most sectors and regions of the U.S. economy continue to evidence strong growth. During the fourth quarter of 1997, real gross domestic product rose at a robust 3.7% annual rate and analysts anticipate similar vibrancy for the first quarter of 1998. Consumers appear to be in excellent shape overall with strong employment and income gains helping to boost consumer confidence and spending.

While the economy continues to expand at a rate that in the past would have been considered a harbinger of inflationary pressures, current data seem to show virtually no signs of higher inflation. The inflation rate for 1997 was just 1.4% and so far the numbers for 1998 seem similarly low. Given such a benign environment, the Federal Reserve Board has kept monetary policy on hold. In fact, the Fed has not raised the federal funds rate, the benchmark rate on overnight loans between banks, since March 1997. At that time, policymakers feared that strong economic demand would result in increased inflation.

* MONEY MARKET CONTINUES TO ATTRACT CASH

Money market funds continued to receive record inflows over the past six months. Investors moved assets to more conservative high-quality investments because of the increased volatility in the stock market, a potential intervention by the Fed, and the Asian crisis. Money market funds are especially attractive now not only because of their liquid, high-quality assets but because of the flat yield curve environment that has resulted in tighter spreads relative to long-term funds.

During the period, derivative products continued to grow in availability as many investors sought to increase their income in today's flat interest-rate environment. However, your fund has always avoided derivatives, preferring to focus exclusively on more conservative tax-exempt money market securities of the highest quality. These may include variable rate demand notes (VRDNs), tax-exempt notes, and municipal commercial paper from large top-quality issuers. VRDNs are instruments that pay variable interest rates that reset daily, weekly, or monthly.

* FOCUS REMAINS ON QUALITY, DIVERSIFICATION

Superior quality remains a hallmark of your fund. With the exception of general obligation bonds issued by state governments, the vast majority of portfolio holdings are backed by letters of credit. As this report was being written, more than two thirds of your fund's investments were enhanced by letters of credit.

Diversification is another key element of your fund's conservative strategy. In fact, because of Putnam Management's commitment to diversification, the fund is already substantially in compliance with a stricter Securities and Exchange Commission requirement under rule 2a-7. As of July 1, 1998, this requirement will limit the amount of assets a national tax-exempt money market fund may invest in securities of one issuer to 5%.

* SLIGHTLY SHORTER MATURITY STRUCTURE KEEPS FUND FLEXIBLE

In seeking to position the fund appropriately for the current interest-rate environment and for any changes that may lie ahead, we have continued our strategy of maintaining flexibility. At the end of the period, this meant keeping the fund's average days to maturity slightly shorter relative to the market. This positioning readies the fund to capitalize on the higher tax-exempt security yields that typically become available during the second quarter due to tax-exempt money market fund cash outflows for income tax payments.

For the time being, it appears that economic strength and low inflation can indeed go hand in hand. With the Fed waiting to see how and if the Asian financial crisis will affect the U.S. economy, short-term interest rates appear to be on hold for now. Should the economy begin to overheat, however, the Fed may be forced to raise rates. Your fund's duration structure and conservative, quality-focused strategy position it well for this environment by providing the flexibility to capture any higher yields that become available.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future. An investment in this fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that a $1.00 share price will be maintained.

PERFORMANCE COMPARISONS (3/31/98)

                                         Current   After-tax
                                         return*    return
------------------------------------------------------------------------------
Passbook savings account                  2.00%      1.21%
------------------------------------------------------------------------------
Taxable money market fund 7-day yield     5.05       3.05
------------------------------------------------------------------------------
3-month certificate of deposit            4.12       2.49
------------------------------------------------------------------------------
Putnam Tax Exempt
Money Market Fund (7-day yield)           2.85       2.85
------------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 39.5% maximum federal income tax rate.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs), IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal income tax, consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                                                   Lipper
                                                 Tax Exempt      Consumer
                                 Fund shares     Money Market      Price
                                   at NAV        Fund Average      Index
------------------------------------------------------------------------------
6 months                             1.52%           1.50%         0.62%
------------------------------------------------------------------------------
1 year                               3.15            3.09          1.38
------------------------------------------------------------------------------
5 years                             14.31           14.60         12.95
Annual average                       2.71            2.76          2.47
------------------------------------------------------------------------------
Life of fund (10/26/87)             45.42           45.30         40.68
Annual average                       3.66            3.65          3.33
------------------------------------------------------------------------------

Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Performance data represent past results and are not indicative of future returns. Investment returns will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share. The fund's holdings do not match those in the Lipper average.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98
------------------------------------------------------------------------------
Distributions (number)                   6
------------------------------------------------------------------------------
Income                              $0.0150153
------------------------------------------------------------------------------
  Total                             $0.0150153
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current 7-day yield1                  2.95%
------------------------------------------------------------------------------
Taxable equivalent2                   4.88
------------------------------------------------------------------------------
Current 30-day yield1                 2.87
------------------------------------------------------------------------------
Taxable equivalent2                   4.75
------------------------------------------------------------------------------

1The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2Assumes maximum 45.22% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

COMPARATIVE BENCHMARKS

Lipper Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all tax-exempt money market mutual funds tracked by Lipper Analytical
Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGERS]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGERS]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGERS]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*  Formerly Putnam Diversified Income Trust II

+  Formerly Putnam Federal Income Trust

[DBL. DAGGERS] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTION MARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

 Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
March 31, 1998 (Unaudited)


MUNICIPAL BONDS AND NOTES (83.8%) *
PRINCIPAL AMOUNT                                                             RATINGS**                 VALUE

California (4.1%)
------------------------------------------------------------------------------------------------------------
     $3,500,000  CA Pub. Cap. Impt. Fin. Auth. Rev. Bonds VRDN
                   (Pooled Project), Ser. C, 5s, 6/1/28
                   (National Westminster Bank LOC)                             VMIG1              $3,500,000

Colorado (2.4%)
------------------------------------------------------------------------------------------------------------
      2,000,000  CO State Gen Fund TRAN, Ser. A, 4 1/2s, 6/26/98               SP1+                2,003,153

Delaware (1.6%)
------------------------------------------------------------------------------------------------------------
                 DE State G.O. Bonds
        400,000    Ser. A, 5.7s, 8/15/98                                       AA+                   402,796
      1,000,000    Zero %, 5/1/98                                              AA+                   996,740
                                                                                              --------------
                                                                                                   1,399,536

District of Columbia (4.7%)
------------------------------------------------------------------------------------------------------------
      4,000,000  District of Columbia, TRAN, Ser. B, 4 1/2s,
                   9/30/98 (Union Bk. of Switzerland (LOC)
                   and Morgan Guarantee Trust (LOC)                            MIG1                4,012,146

Florida (4.7%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Orange Cnty., Hsg. Fin. Auth. VRDN
                   (Sundown Assoc. II), Ser. B, 3.95s, 6/1/04
                   (Fleet Bank (LOC))                                          A                   4,000,000

Georgia (9.9%)
------------------------------------------------------------------------------------------------------------
      4,200,000  Fulton Cnty., Hsg. Auth. Multi-Fam. Hsg. VRDN
                   (Holcombs Landing Apts), 4 1/2s, 8/1/26
                   (First Union National Bank (LOC))                           A                   4,200,000
      4,200,000  Marietta, Hsg. Auth. Multi-Fam. VRDN
                   (Wood Pointe Apts.), 3.45s, 10/1/07
                   (First Union National Bank (LOC))                           A                   4,200,000
                                                                                              --------------
                                                                                                   8,400,000
Idaho (2.9%)
------------------------------------------------------------------------------------------------------------
      2,500,000  ID State G.O. TAN, 4 5/8s, 6/30/98                            SP1+                2,504,468

Illinois (3.9%)
------------------------------------------------------------------------------------------------------------
      3,290,000  IL Dev. Fin. Auth. Indl. Dev. VRDN
                   (Cook Composites & Polymers), 3.8s, 2/1/09
                   (Societe Generale (LOC))                                    A                   3,290,000

Massachusetts (0.9%)
------------------------------------------------------------------------------------------------------------
        750,000  MA State Hlth. & Edl. Fac. Auth. 144A Rev Bonds,
                   Ser. A., MBIA, 7.6s, 7/1/08                                 Aaa                   775,583

Michigan (2.4%)
------------------------------------------------------------------------------------------------------------
      2,000,000  Michigan Bldg. Auth. Rev. Bonds, 3.4s, 4/9/98                 AA-                 2,000,000

Minnesota (5.1%)
------------------------------------------------------------------------------------------------------------
      4,315,000  Crystal, Coml. Dev. Rev. Bonds VRDN (Crystal
                   Gallery Mall), 3.8s, 4/15/14                                A+                  4,315,000

Mississippi (3.5%)
------------------------------------------------------------------------------------------------------------
      3,000,000  Lee Cnty., Indl. VRDN (Hunter Douglas, Inc.), 3.83s,
                   10/01/00 (ABN AMRO Bank N.V. LOC)                           Aa1                 3,000,000

North Carolina (5.0%)
------------------------------------------------------------------------------------------------------------
      4,200,000  NC Med. Care Community Hosp. VRDN
                   (Aces-Pooled Fin.), Ser. A, 4 1/4s, 10/01/20
                   NationsBank of NC (LOC))                                    VMIG1               4,200,000

North Dakota (4.8%)
------------------------------------------------------------------------------------------------------------
      4,100,000  Grand Forks, Hsg. Facs. Rev. Bonds VRDN
                   (Grand Forks Homes, Inc.), 4.05s, 12/1/99
                   (US Bank N.A. (LOC))                                        A-1                 4,100,000

Oregon (4.9%)
------------------------------------------------------------------------------------------------------------
      4,200,000  Medford, Hosp. Fac. VRDN, 3.7s, 10/1/16
                   (US National Bank (LOC))                                    VMIG1               4,200,000

Pennsylvania (5.5%)
------------------------------------------------------------------------------------------------------------
      3,800,000  Montgomery Cnty., Higher Ed. & Hlth. Auth. VRDN
                   (Philadelphia Presbytery), 4.1s, 7/1/25
                   (PNC Bank (LOC))                                            VMIG1               3,800,000
        895,000  Venango, Indl. Dev. Auth. VRDN (Penzoil Co.)
                   3 1/2s, 12/1/12 (Mellon Bank (LOC))                         A                     895,000
                                                                                              --------------
                                                                                                   4,695,000

South Dakota (3.3%)
------------------------------------------------------------------------------------------------------------
      2,760,000  Rapid City Econ. Dev. VRDN (Civic Ctr. Assoc.
                   Partnership), 2 3/4s, 12/1/16                               Aaa                 2,760,000

Texas (4.7%)
------------------------------------------------------------------------------------------------------------
      3,500,000  Bowie Ctny., Ind. Dev. Corp. VRDN
                   (Texarkana Newspapers, Inc.), 3.45s,
                   11/1/25 (Bank of NY (LOC))                                  A                   3,500,000
        500,000  TX State G.O. Bonds, Ser. A, 4.9s, 10/1/98                    AA                    502,510
                                                                                              --------------
                                                                                                   4,002,510

Virginia (4.9%)
------------------------------------------------------------------------------------------------------------
      4,200,000  Henrico Cnty., Indl. Dev. Auth. VRDN, 2.7s, 5/1/24
                   (Nationsbank of Virginia (LOC))                             VMIG1               4,200,000

Wisconsin (4.6%)
------------------------------------------------------------------------------------------------------------
        875,000  Middleton-Cross Plns., Sch. Dist. G.O. Bonds,
                   FGIC, 4 7/8s, 4/1/98                                        Aaa                   875,025
      3,000,000  WI State notes, 4 1/2s, 6/15/98                               SP1+                3,003,913
                                                                                              --------------
                                                                                                   3,878,938
                                                                                              --------------
                 Total Municipal Bonds and Notes
                   (cost $71,236,271)                                                            $71,236,334

MUNICIPAL COMMERCIAL PAPER (9.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
     $2,000,000  Burlington, KS Poll. Control, 3 3/4s, 4/7/98                  A-1+               $2,000,000
      2,600,000  Claiborne Cty., MS PCRB (National Rural Utility),
                   3 3/4s, 4/7/98                                              A-1+                2,600,000
      3,500,000  Pendleton Cty., KY MCP, 3.55s, 4/9/98                         A-1+                3,500,000
                                                                                              --------------
                 Total Municipal Commercial Paper
                   (cost $8,100,000)                                                              $8,100,000

COMMERCIAL PAPER (4.7%) * (cost $4,000,000)
PRINCIPAL AMOUNT                                                             EXPIRATION DATE           VALUE
------------------------------------------------------------------------------------------------------------
    $4,000,000   Mo St Env. Impt & Energy Auth D. Put Bonds, 3.95s
                   (Swiss Bank (LOC))                                            6/1/14           $4,000,000
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $83,336,334) ***                                        $83,336,334
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $84,976,770.

**  The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 1998 for the securities listed.  Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

    Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper.  Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.
    Moody's Investor Service, Inc.

    MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
    MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
    AAA = Extremely strong capacity to pay interest and repay principal
    AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
    P-1 = Superior capacity for repayment
    P-2 = Strong capacity for repayment

    Standard & Poor's Corp.
    SP-1 = Overwhelming safety characteristics
    SP-2 = Strong capacity to pay interest and repay principal
    A-1+ = Overwhelming degree of credit and protection
    A-1 = Strong degree of safety
    A-2 = Considered strong but lacks solid strength for timely repayment

*** The aggregate identified cost on a tax basis is the same.

    The rates shown on VRDN and D. Put Bonds are the current interest rates at March 31, 1998, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                                   $83,336,334
---------------------------------------------------------------------------------------------------
Cash                                                                                        140,999
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                              838,779
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      271,430
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              718,203
---------------------------------------------------------------------------------------------------
Total assets                                                                             85,305,745

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                        11,939
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  190,798
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                 85,715
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 4,072
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    910
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       35,541
---------------------------------------------------------------------------------------------------
Total liabilities                                                                           328,975
---------------------------------------------------------------------------------------------------
Net assets                                                                              $84,976,770

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $84,976,770
---------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($84,976,770 divided by 84,976,770 shares)                                                    $1.00
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1998 (Unaudited)

Tax exempt interest income:                                                             $1,617,339
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           193,896
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              61,891
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            2,867
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             1,230
--------------------------------------------------------------------------------------------------
Registration fees                                                                           65,181
--------------------------------------------------------------------------------------------------
Total expenses                                                                             325,065
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (65,702)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               259,363
--------------------------------------------------------------------------------------------------
Net investment income                                                                    1,357,976
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $1,357,976
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $1,357,976         $3,057,311
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      1,357,976          3,057,311
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (1,357,976)        (3,057,311)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                            (20,465,366)         4,628,163
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                 (20,465,366)         4,628,163

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     105,442,136        100,813,973
----------------------------------------------------------------------------------------------------------------------
End of period                                                                           $84,976,770       $105,442,136
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income             $.0151           $.0304           $.0298           $.0312           $.0191           $.0184
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              .0151            .0304            .0298            .0312            .0191            .0184
------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.0151)          (.0304)          (.0298)          (.0312)          (.0191)          (.0184)
------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           1.52             3.09             3.02             3.16             1.93             1.85
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $84,977         $105,442         $100,814          $73,066          $98,397          $81,076
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .38              .80              .90              .81              .71              .99
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.57             3.02             2.86             3.10             1.97             1.85
------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuations The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders.

E) Amortization of bond premium and accretion of bond discount Premiums and discounts on short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, Inc. ("Putnam Management") for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.190% of the next $5 billion, and 0.180% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $65,702 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

The Internal Revenue Service is currently examining the treatment of expense offset arrangements in existence since 1994 for another Putnam tax-exempt income fund. Should a determination be made that such amounts should be treated as taxable income, it may give rise to a liability on the part of the fund and require the fund to report these amounts as taxable income in the future. The outcome of this matter cannot currently be predicted.

Each Trustee of the fund receives an annual Trustee fee, of which $170 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made to the plan.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges. These charges apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1998, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $385,711,412 and $398,496,912, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                           Six months ended       Year ended
                                   March 31     September 30
                                       1998             1997
------------------------------------------------------------
Shares sold                      58,828,367      956,290,369
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,230,145        2,849,509
------------------------------------------------------------
                                 60,058,512      959,139,878

Shares
repurchased                     (80,523,878)    (954,511,715)
------------------------------------------------------------
Net increase
(decrease)                      (20,465,366)       4,628,163
------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Brian S. Torpey
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
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PAID
Putnam
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SA057-42048 062   5/98